January 29, 2019

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:      General New Jersey Municipal Money Market Fund, Inc. (the “Registrant”)

                        1933 Act File No.: 33-20891

                        1940 Act File No.: 811-05527

                        CIK No.: 831363

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended November 30, 2018.

Please direct any questions or comments to the attention of the undersigned at (212) 922-6833.

Sincerely yours,

/s/Beth Larkin

Beth Larkin

Lead Analyst

Enclosure